T. Rowe Price Ultra Short-Term Bond Fund

Supplement to Prospectus and Summary Prospectus Dated October 1, 2014
The Average Annual Total Returns table is revised as follows:

Average Annual Total Returns
	Periods ended
	December 31, 2013
		Since inception
	1 Year	(12/03/12)
Ultra Short-Term Bond Fund
Returns before taxes	0.28%	0.27%
Returns after taxes on distributions	0.16	0.15
Returns after taxes on distributions
and sale of fund shares	0.16	0.15
Barclays Short-Term Government/Corporate Index	0.25	0.26
Lipper Ultra-Short Obligations Funds Average	0.44	0.44	*

*   Returns as of 12/31/12.